CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of the balances of cash and cash equivalents
Bank balance before reclassifcation	$ 46,084	$ 16,435	$ 26,272
Bank balances and cash included in assets classified as held for sale		(3,917)
Cash and cash equivalents at the end of the year	46,084	12,518	26,272
Supplemental information of non-cash transactions:
Unsettled trade and other payable for acquisitions of property, plant and equipment and IPP solar parks	$ 7,100	$ 12,600	$ 26,100